IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 3,611	$ 1,824
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	140,200	131,300
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 3,600	$ 1,800